UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21552
                                                     ---------

                 J.P. Morgan Multi-Strategy Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                            245 Park Avenue, Floor 3
                               New York, NY 10167
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        registrant's telephone number, including area code: 212-648-1953
                                                            ------------


                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.


                              FINANCIAL STATEMENTS

                  For the six months ended September 30, 2006
                                   (Unaudited)

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                  For the six months ended September 30, 2006
                                   (Unaudited)




                                    CONTENTS


Schedule of Investments...................................................   1
Statement of Assets, Liabilities and Members' Capital.....................   3
Statement of Operations...................................................   4
Statement of Changes in Members' Capital..................................   5
Statement of Cash Flows...................................................   6
Financial Highlights......................................................   7
Notes to Financial Statements.............................................   8
Directors and Officers Biographical Data..................................   14

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                               September 30, 2006
                                   (Unaudited)


                                                                                                            % OF
                                                                                                          MEMBERS'
STRATEGY                        INVESTMENT FUND                             COST           FAIR VALUE      CAPITAL      LIQUIDITY
--------                        ---------------                             ----           ----------      -------      ---------

Distressed Securities           Ore Hill Fund, L.P.                     $  3,095,000      $  4,105,595       2.51%     Semi-Annually
Distressed Securities           Strategic Value Restructuring
                                   Fund, L.P.                              6,700,000         8,085,672       4.94%       Annually
                                                                        ------------      ------------     ------
                                TOTAL                                      9,795,000        12,191,267      7.45%
                                                                        ------------      ------------     ------

Long/Short Equities             Black Bear Fund I, L.P.                    5,084,000         6,292,369      3.84%       Quarterly
Long/Short Equities             Eastern Advisor Fund, L.P.                   324,351           319,496      0.19%      Side Pocket
Long/Short Equities             Glenview Institutional Partners, L.P.      4,328,952         5,680,412      3.47%       Quarterly
Long/Short Equities             Lansdowne European Strategy Equity
                                   Fund, L.P.                              2,407,453         3,037,031      1.86%       Quarterly
Long/Short Equities             Lansdowne European Long Only, L.P.         2,692,475         2,799,370      1.71%       Quarterly
Long/Short Equities             PMA Prospect Fund                          7,750,000         7,459,030      4.56%        Monthly
Long/Short Equities             Stadia Consumer Fund (QP), L.P.            5,530,000         5,073,407      3.10%       Quarterly
Long/Short Equities             ValueAct Capital Partners, L.P.            5,750,000         5,927,783      3.62%       Annually
Long/Short Equities             ValueAct Capital Partners III, L.P.        3,500,000         3,439,913      2.10%       Annually
Long/Short Equities             Whitney New Japan Partners, L.P.           6,190,234         6,214,966      3.80%       Quarterly
                                                                        ------------      ------------     ------

                                TOTAL                                     43,557,465        46,243,777      28.25%
                                                                        ------------      ------------     ------

Merger Arbitrage/Event Driven   Deephaven Event Fund, LLC                  8,500,000        10,462,298      6.39%        Monthly
Merger Arbitrage/Event Driven   K Capital II, L.P.                            87,625            86,525      0.05%       Annually
Merger Arbitrage/Event Driven   Magnetar Capital Fund, L.P.                6,000,000         6,214,180      3.80%     Semi-Annually
Merger Arbitrage/Event Driven   Pendragon Lancelot II Fund, LLC            5,240,000         6,820,465      4.17%       Quarterly
                                                                        ------------      ------------     ------

                                TOTAL                                     19,827,625        23,583,468      14.41%
                                                                        ------------      ------------     ------

Opportunistic                   Brevan Howard, L.P.                        4,684,000         5,384,168      3.29%        Monthly
Opportunistic                   Red Kite Compass Fund, L.P.                3,500,000         4,021,319      2.45%       Quarterly
Opportunistic                   Vega Select Opportunities Fund, Ltd.       5,690,000         4,534,171      2.77%        Monthly
                                                                        ------------      ------------     ------

                                TOTAL                                     13,874,000        13,939,658      8.51%
                                                                        ------------      ------------     ------

Relative Value                  Aviator Partners, L.P.                         8,179             4,055      0.00%       Quarterly
Relative Value                  BAM Opportunity, L.P.                      7,750,000         7,794,885      4.76%       Quarterly
Relative Value                  Black River Commodity Multi-Strategy
                                   Fund, LLC                               4,200,000         4,274,244      2.61%     Semi-Annually
Relative Value                  D.E. Shaw Composite Fund, LLC              7,600,000         8,588,859      5.25%       Quarterly
Relative Value                  D.E. Shaw Oculus Fund, LLC                 3,750,000         4,991,926      3.05%       Quarterly
Relative Value                  DKR Sound Shore Oasis Fund, L.P.           6,371,533         7,606,927      4.65%       Quarterly
Relative Value                  Evolution M Fund, L.P.                     7,973,000         8,285,540      5.06%       Quarterly
Relative Value                  QVT Associates, L.P.                       6,098,000         7,080,556      4.33%       Quarterly
Relative Value                  Red Kite Metals Fund, LLC                  4,250,000         4,248,314      2.59%       Quarterly
                                                                        ------------      ------------     ------

                                TOTAL                                     48,000,712        52,875,306      32.30%
                                                                        ------------      ------------     ------

Short Selling                   Copper River Partners, L.P.                2,468,000         2,979,291      1.82%       Annually
Short Selling                   Kingsford Capital Partners, L.P.           4,315,000         4,536,001      2.77%       Quarterly
                                                                        ------------      ------------     ------

                                TOTAL                                      6,783,000         7,515,292      4.59%
                                                                        ------------      ------------     ------

                                TOTAL INVESTMENTS                       $141,837,802       156,348,768      95.51%
                                                                        ============

                                Other Assets, less Liabilities                               7,354,091      4.49%
                                                                                          ------------     ------

                                MEMBERS' CAPITAL                                          $163,702,859     100.00%
                                                                                          ============     =======

    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (concluded)
                               September 30, 2006
                                   (Unaudited)

              INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Distressed Securities                        7.80%
Long/Short Equities                         29.57%
Merger Arbitrage/Event Driven               15.08%
Opportunistic                                8.92%
Relative Value                              33.82%
Short Selling                                4.81%


THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 95.51% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.


    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital
                               September 30, 2006
                                   (Unaudited)


ASSETS
Investments in investment funds, at fair value (cost $141,837,802)        $156,348,768
Cash and cash equivalents                                                    4,504,136
Investments paid in advance                                                 10,500,000
Receivable for Investments sold                                                380,566
Interest receivable                                                             26,357
                                                                          ------------
           TOTAL ASSETS                                                    171,759,827
                                                                          ------------

LIABILITIES
Contributions received in advance                                            4,990,000
Tender offer proceeds payable                                                2,662,589
Management fees payable                                                        194,143
Professional fees payable                                                      172,126
Administration fees payable                                                     36,037
Other accrued expenses                                                           2,073
                                                                          ------------
           TOTAL LIABILITIES                                                 8,056,968
                                                                          ------------

MEMBERS' CAPITAL                                                          $163,702,859
                                                                          ============

    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations
                   For the six months ended September 30, 2006
                                   (Unaudited)


INVESTMENT INCOME
Interest                                                                    $   186,116
                                                                            -----------

EXPENSES
Management Fees and Manager Administrative Services Fees                      1,059,487
Administration fees                                                             114,270
Professional fees                                                                67,000
Insurance expenses                                                               39,000
Directors fees                                                                   16,811
SEC filing fees                                                                   8,067
Custodian fees                                                                    6,409
Facility fees                                                                     4,902
Other expenses                                                                    9,312
                                                                            -----------
    Total expenses                                                            1,325,258
                                                                            -----------

    NET INVESTMENT LOSS                                                      (1,139,142)
                                                                            -----------

REALIZED AND UNREALIZED LOSS FROM INVESTMENT FUND TRANSACTIONS
    Net realized gain from investment fund transactions                       1,764,314
    Net change in unrealized depreciation on investment funds                (1,885,772)
                                                                            -----------

  Net realized and unrealized loss from investment fund transactions           (121,458)
                                                                            -----------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                    $(1,260,600)
                                                                            ===========

    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital
                   For the six months ended September 30, 2006
                                   (Unaudited)


                                                                     MANAGING         SPECIAL          OTHER
                                                                     MEMBER           MEMBER          MEMBERS           TOTAL

FROM INVESTMENT ACTIVITIES
   Net investment loss                                               $   (85)       $    (327)     $ (1,138,730)     $ (1,139,142)
   Net realized gain from investment fund transactions                   162              655         1,763,497         1,764,314
   Net change in unrealized depreciation on investment funds            (165)            (654)       (1,884,953)       (1,885,772)
   Incentive allocation                                                   18         (179,014)          178,996                --
                                                                     ------------------------------------------------------------
      NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           (70)        (179,340)       (1,081,190)       (1,260,600)
FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                  --               --        43,945,000        43,945,000
   Repurchase fee                                                          1                4            11,563            11,568
   Capital redemptions                                                    --          (17,620)       (6,398,385)       (6,416,005)
                                                                     ------------------------------------------------------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                          1          (17,616)       37,558,178        37,540,563

      NET CHANGE IN MEMBERS' CAPITAL                                     (69)        (196,956)       36,476,988        36,279,963
      MEMBERS' CAPITAL AT APRIL 1, 2006                               11,348          227,482       127,184,066       127,422,896
                                                                     ------------------------------------------------------------
      MEMBERS' CAPITAL AT SEPTEMBER 30, 2006                         $11,279        $  30,526      $163,661,054      $163,702,859
                                                                     ============================================================

               For the year ended March 31, 2006



                                                                     MANAGING         SPECIAL          OTHER
                                                                     MEMBER           MEMBER          MEMBERS           TOTAL

FROM INVESTMENT ACTIVITIES
   Net investment loss                                               $  (224)       $  (2,161)     $ (2,265,866)     $ (2,268,251)
   Net realized gain from investment fund transactions                    80              446           733,086           733,612
   Net change in unrealized gain on investment funds                   1,080           15,217        11,701,957        11,718,254
   Incentive allocation                                                  (46)         491,203          (491,157)               --
                                                                     ------------------------------------------------------------
      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           890          504,705         9,678,020        10,183,615

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                  --               --        43,316,500        43,316,500
   Capital redemptions                                                    --         (356,784)      (12,316,217)      (12,673,001)
                                                                     ------------------------------------------------------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
        CAPITAL TRANSACTIONS                                              --         (356,784)       31,000,283        30,643,499
                                                                     ------------------------------------------------------------
      NET CHANGE IN MEMBERS' CAPITAL                                     890          147,921        40,678,303        40,827,114
       MEMBERS' CAPITAL AT APRIL 1, 2005                              10,458           79,561        86,505,763        86,595,782
                                                                     ------------------------------------------------------------

      MEMBERS' CAPITAL AT MARCH 31, 2006                             $11,348        $ 227,482      $127,184,066      $127,422,896
                                                                     ============================================================

    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                      J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Statement of Cash Flows
                    For the six months ended September 30, 2006
                                    (Unaudited)


CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in members' capital derived from operations                                    $ (1,260,600)
   Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
      Purchases of investment funds                                                             (52,399,008)
      Proceeds from dispositions of investment funds                                             13,537,116
      Net realized gain from investment fund transactions                                        (1,764,314)
      Net change in unrealized gain on investment funds                                           1,885,772
      Decrease in prepaid fees                                                                       39,000
      Increase in investments paid in advance                                                    (3,500,000)
      Decrease in receivable for investment funds sold                                            4,961,201
      Decrease in interest receivable                                                                 8,239
      Increase in professional fees payable                                                          16,069
      Increase in management fees payable                                                            11,342
      Increase in other accrued expenses                                                             21,253
                                                                                               ------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (38,443,930)
                                                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                         42,291,569
   Capital redemptions                                                                           (9,463,571)
                                                                                               ------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                                  32,827,998
                                                                                               ------------

NET INCREASE IN CASH                                                                             (5,615,932)

Cash and cash equivalents at beginning of period                                                 10,120,068
                                                                                               ------------

Cash and cash equivalents at end of period                                                     $  4,504,136
                                                                                               ============

    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

              J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                        Financial Highlights


RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member:


                                                                                                               FOR THE PERIOD FROM
                                                                                                                  AUGUST 1, 2004
                                                               FOR THE SIX MONTHS                               (COMMENCEMENT OF
                                                                     ENDED              FOR THE YEAR ENDED        OPERATIONS) TO
                                                               SEPTEMBER 30, 2006         MARCH 31, 2006          MARCH 31, 2005
                                                               ------------------       ------------------     -------------------

TOTAL RETURN BEFORE PERFORMANCE ALLOCATION                              -0.78% (c)                8.96%                  4.80% (c)
PERFORMANCE ALLOCATION                                                   0.14% (c)               -0.42%                 -0.24% (c)
                                                                 ------------             ------------            -----------
TOTAL RETURN AFTER PERFORMANCE ALLOCATION                               -0.64% (c)                8.54%                  4.56% (c)

RATIOS TO AVERAGE NET ASSETS:
   Expenses, before waivers (a)                                          1.76% (b)                2.30%                  3.05% (b)

   Expenses, net of waivers (a)                                          1.76% (b)                2.20%                  2.30% (b)
   Performance allocation                                                0.01%                    0.45%                  0.26%
                                                                 ------------             ------------            -----------
   Expenses, net of waivers, and performance allocation (a)              1.77% (b)                2.65%                  2.56% (b)

   Net investment loss, before waivers (a)                              -1.51% (b)               -2.19%                 -3.00% (b)
   Net investment loss, net of waivers (a)                              -1.51% (b)               -2.09%                 -2.25% (b)

 Portfolio turnover rate                                                 9.70%                   38.28%                  2.30% (c)
Other Members' Capital, end of year                              $163,661,054             $127,184,066            $86,505,763

(a)   The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005, and for the year ended
      March 31, 2006.
(b)   Annualized
(c)   Not annualized

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND PERFORMANCE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS, HOWEVER TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.


    THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all performance-based incentive allocations, if any from Members' accounts.

2.  SIGNIFICANT ACCOUNTING POLICIES

A.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.  PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  PORTFOLIO VALUATION (CONTINUED)

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

C.  DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

E.  FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F.  INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G.  NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

H.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.1042% (approximately 1.25% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. For the six months ended September 30, 2006, the Funds' operating expenses did not exceed the expense limitation. The Fund did not reimburse the Investment Manager, and the Investment Manager did not pay for any expenses on the Fund's behalf.

The Fund has entered into an administration agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. PFPC did not waive any of its fees for the six months ended September 30, 2006. Any previously waived fees by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years of the effective date of the agreement.

PFPC Trust Company ("PFPC Trust") serves as custodian of the Fund's assets and provides custodial services to the Fund. As compensation for services, the Fund pays PFPC Trust an annual fee of 0.005% of the Fund's average gross assets, with a minimum monthly fee of $795.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

4.  LINE OF CREDIT

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of $5 million. Interest is payable on any outstanding balance at PRIME plus Margin (0%) or LIBOR plus Margin (0.85%). During the six months ended September 30, 2006, there were no borrowings, and there was no loan payable outstanding on September 30, 2006. Credit facility fees paid for the six months ended September 30, 2006 amounted to $4,902.

5.  SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the period ended September 30, 2006 amounted to $52,399,008 and $13,537,116 respectively.

6.  CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund generally accepts subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the six months ended September 30, 2006, the fund charged Members' $23,589 in repurchase fees.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6.  CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION (CONTINUED)

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, each Member's return on investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year (the "Performance Allocation"), net of the Member's allocable share of the Management Fee and the Manager Administrative Services Fee, equal to 10% of the portion of such net capital appreciation that exceeds the Preferred Return (as defined below) will be reallocated to the capital account of the Special Member. The "Preferred Return" is equal to the 3-month U.S. Treasury Bill yield (as defined below) for each month during the relevant calendar year (or any shorter period of calculation). The "3-month U.S. Treasury Bill yield" for any month shall equal one-twelfth of the annual yield for the 3-month U.S. Treasury Bill for the first business day of the then current calendar quarter as set forth in the U.S. Federal Reserve Statistical Release H.15(519) under the caption "Treasury constant maturities", or if such measurement is not available, such other source as the Managing Member may determine appropriate in its discretion.

No Performance Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance Allocation will be determined and allocated to the Special Member, and in the case of any repurchase of a partial Interest, on a "first in - first out" basis (i.e., the portion of the Interest being repurchased (and the amount with respect to which the Performance Allocation is calculated) will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation, Management Fees, Manager Administrative Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero).

Based upon profits for the nine months ended September 30, 2006, there was no additional Performance Allocation reallocated to the Special Member. This is subject to change as Performance Allocations occur at the end of each calendar year.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements September 30, 2006 (unaudited) (concluded)
--------------------------------------------------------------------------------

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return 7. equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk. Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

8.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9.  SUBSEQUENT EVENTS

Through October 31, 2006, the Fund received subscriptions from investors of $6,160,000 of which $4,990,000 was received in advance of September 30, 2006.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF             PRINCIPAL           IN FUND
                              POSITION(S)    OFFICE(i) AND    OCCUPATION(S) DURING      COMPLEX
                               HELD WITH    LENGTH OF TIME          THE PAST          OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND           SERVED               5 YEARS           DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                Director      May 26, 2004     Senior Vice                None.      Board Member, Children's
Stone Energy Corporation                      to present      President and Chief                   Hospital of New Orleans; Board
625 East Kaliste Saloom Road                                  Financial Officer of                  Member, J.P. Morgan Corporate
Lafayette, LA 70508                                           Stone Energy                          Finance Investors; Board Member,
DOB: 6-29-1957                                                Corporation (oil and                  J.P. Morgan U.S. Corporate
                                                              gas company); prior                   Finance Investors II; Board
                                                              thereto, Partner,                     Member, J.P. Morgan Europe
                                                              Director of Research                  Corporate Finance Investors II;
                                                              and Senior Energy                     Board Member, J.P. Morgan
                                                              Analyst of Johnson                    Venture Capital Investors; Board
                                                              Rice & Co. L.L.C.                     Member, J.P. Morgan Venture
                                                              (investment banking                   Capital Investors II ; Board
                                                              firm).                                Member
------------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman              Director      May 26, 2004     President and CEO of       None.      Chairman of the Board, Talor
Minnesota Research Fund,                      to present      Minnesota Research                    Building Systems, Inc.; Board
Suite 260                                                     Fund (technology);                    Member, Nanocopoeia, Inc.; Board
1000 Westgate Drive                                           prior thereto,                        Member, Apprise, Inc.; Board
St. Paul, MN 55114                                            Corporate                             Member, J.P. Morgan Corporate
DOB: 2-21-1946                                                Development and                       Finance Investors; Board Member,
                                                              Investment Manager                    J.P. Morgan U.S. Corporate
                                                              in the Corporate                      Finance Investors II; Board
                                                              Enterprise                            Member, J.P. Morgan Europe
                                                              Development                           Corporate Finance Investors II;
                                                              Department,                           Board Member, J.P. Morgan
                                                              Minnesota Mining and                  Venture Capital Investors; Board
                                                              Manufacturing (3M) (a                 Member, J.P. Morgan Venture
                                                              multinational                         Capital Investors II
                                                              manufacturing
                                                              company).
------------------------------------------------------------------------------------------------------------------------------------

(i) Each Director serves for the duration of the Fund, or until their death, resignation, termination, removal or retirement.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF             PRINCIPAL           IN FUND
                              POSITION(S)    OFFICE(i) AND    OCCUPATION(S) DURING      COMPLEX
                               HELD WITH    LENGTH OF TIME          THE PAST          OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND           SERVED               5 YEARS           DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                    Director      May 26, 2004     Executive Vice             None.      Board Member, AT&T Investment
Prendergast                                   to present      President of Finance                  Management Corp.; Board Member,
Prendergast Capital                                           of LaBranche & Co.                    Batterymarch Global Emerging
Management                                                    (specialist firm on                   Markets Fund; Board Member,
270 Davidson Avenue                                           the NYSE); prior                      Cincinnati Incorporated; Board
Somerset, NJ  08873                                           thereto Chairman and                  Member, Aftermarket Technology
DOB: 4-20-1941                                                CEO of AT&T                           Corp.; Private Equity Fund
                                                              Investment                            Advisory Board Member, E.M.
                                                              Management Corp.                      Warburg, Pincus & Co.; Private
                                                              (money management                     Equity Fund Advisory Board
                                                              company).                             Member, Lehman Brothers;
                                                                                                    International Capital Markets
                                                                                                    Advisory Board Member, NYSE;
                                                                                                    Board Member, Turrell Fund;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Corporate Finance Investors;
                                                                                                    Board Member, J.P. Morgan U.S.
                                                                                                    Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan Europe
                                                                                                    Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Venture Capital Investors; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors ; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors II
------------------------------------------------------------------------------------------------------------------------------------

(i) Each Director serves for the duration of the Fund, or until their death, resignation, termination, removal or retirement.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                TERM OF             PRINCIPAL           IN FUND
                              POSITION(S)    OFFICE(i) AND    OCCUPATION(S) DURING      COMPLEX
                               HELD WITH    LENGTH OF TIME          THE PAST          OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND           SERVED               5 YEARS           DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein             Director       May 26, 2005      Managing Director,        None.     Board Member, National Surgical
JPMorgan Investment                            to present       JPMorgan Investment                 Hospitals, Inc.; Board Member,
Management, Inc.                                                Management, Inc.                    Response Insurance; and Board
245 Park Avenue, Floor 3                                                                            Member, Performance, Inc.;
New York, NY 10167                                                                                  Advisory Board Member, Accel
DOB: 2-2-1956                                                                                       Partners; Advisory Board Member
                                                                                                    Apax US/Patricof & Co.; Advisory
                                                                                                    Board Member, Clayton, Dubilier
                                                                                                    & Rice; Advisory Board Member,
                                                                                                    Exxel Capital Partners; Advisory
                                                                                                    Board Member, Fenway Partners;
                                                                                                    Advisory Board Member, Great
                                                                                                    Hill Equity Partners; Advisory
                                                                                                    Board Member, MeriTech Capital
                                                                                                    Partners; Advisory Board Member,
                                                                                                    New Enterprise Associates;
                                                                                                    Advisory Board Member, North
                                                                                                    Bridge Venture Partners;
                                                                                                    Advisory Board Member, Redpoint
                                                                                                    Venture Partners; Advisory Board
                                                                                                    Member, TA Associates; and
                                                                                                    Advisory Board Member, Welsh,
                                                                                                    Carson, Anderson & Stowe.
------------------------------------------------------------------------------------------------------------------------------------

(i) Each Director serves for the duration of the Fund, or until their death, resignation, termination, removal or retirement.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (concluded)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH       AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING THE PAST
NAME, ADDRESS, AND AGE                    FUND                TIME SERVED                            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein              Chief Executive Officer     May 26, 2005    Managing  Director, JPMorgan Investment
JPMorgan Investment                                          to present     Management, Inc.
Management, Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 2-2-1956

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. DiVuolo               Chief Financial Officer     May 26, 2005    Vice President and Chief Financial Officer
J.P. Morgan Alternative Asset                                to present     J.P. Morgan Alternative Asset Management, Inc.;
Management, Inc.                                                            prior thereto Senior Vice President, Kenmar
245 Park Avenue, Floor 3                                                    Advisory Corp. (an asset management firm).
New York, NY 10167
DOB: 7-27-1960
------------------------------------------------------------------------------------------------------------------------------------


The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.


Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.


     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date         December 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date         December 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. Divuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date         December 1, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.